Fair Value (Details) - Schedule of estimated fair values - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 3 [Member] | Warrants liabilities [Member]
Fair Value (Details) - Schedule of estimated fair values [Line Items]
Carrying Value	$ 1,091
Estimated Fair Value	1,091
Level 3 [Member] | Notes Receivable From Affiliate [Member]
Fair Value (Details) - Schedule of estimated fair values [Line Items]
Carrying Value	15,000	15,000
Estimated Fair Value	15,000	15,000
Level 2 [Member] | Long-term Debt [Member]
Fair Value (Details) - Schedule of estimated fair values [Line Items]
Carrying Value	2,136	2,369
Estimated Fair Value	2,078	2,310
Line of Credit [Member] | Level 2 [Member]
Fair Value (Details) - Schedule of estimated fair values [Line Items]
Carrying Value	5,395	5,276
Estimated Fair Value	5,395	5,276
Long-term Debt [Member] | Level 3 [Member]
Fair Value (Details) - Schedule of estimated fair values [Line Items]
Carrying Value	787
Estimated Fair Value	$ 754